Supplemental Financial Information Other Income and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Other Income and Expenses [Abstract]
Gain (Loss) on Investments	$ 145	$ 3	$ (1)
Other income	18	27	55
Interest income	98	114	44
Other expense	(35)	0	(24)
Other income, net	$ 226	$ 144	$ 74